Income Taxes (Tax or Benefit credited to AOCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Tax expense/ (benefit)	$ (2.6)	$ (0.5)	$ 0.2